SHARE CAPITAL (Details 4)	Dec. 31, 2017 USD ($) Numberofunits	Dec. 31, 2017 CAD ($) Numberofunits	Dec. 31, 2016 CAD ($) Numberofunits	Dec. 31, 2015 CAD ($) Numberofunits
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding - weighted average remaining contractual life (in years)	2.4	2.4
Options outstanding - number of options outstanding (in shares) | Numberofunits	13,087,000	13,087,000	14,855,000	16,998,000
Options outstanding - weighted average exercise price (per share)		$ 5.08	$ 5.84	$ 5.76
Options exercisable - weighted average remaining contractual life (in years)	1.6	1.6
Options exercisable - number of options outstanding (in shares) | Numberofunits	8,665,500	8,665,500
Options exercisable - weighted average exercise price (per share)		$ 5.65
3.00 - 3.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding - weighted average remaining contractual life (in years)	3.5	3.5
Options outstanding - number of options outstanding (in shares) | Numberofunits	4,925,400	4,925,400
Options outstanding - weighted average exercise price (per share)		$ 3.55
Options exercisable - weighted average remaining contractual life (in years)	2.7	2.7
Options exercisable - number of options outstanding (in shares) | Numberofunits	2,023,000	2,023,000
Options exercisable - weighted average exercise price (per share)		$ 3.35
3.00 - 3.99 [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 3.00
3.00 - 3.99 [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 3.99
4.00 - 4.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding - weighted average remaining contractual life (in years)	2.8	2.8
Options outstanding - number of options outstanding (in shares) | Numberofunits	3,985,300	3,985,300
Options outstanding - weighted average exercise price (per share)		$ 4.52
Options exercisable - weighted average remaining contractual life (in years)	2.3	2.3
Options exercisable - number of options outstanding (in shares) | Numberofunits	2,695,200	2,695,200
Options exercisable - weighted average exercise price (per share)		$ 4.64
4.00 - 4.99 [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 4.00
4.00 - 4.99 [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 4.99
5.00 - 5.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding - weighted average remaining contractual life (in years)	2.5	2.5
Options outstanding - number of options outstanding (in shares) | Numberofunits	622,000	622,000
Options outstanding - weighted average exercise price (per share)		$ 5.64
Options exercisable - weighted average remaining contractual life (in years)	1.9	1.9
Options exercisable - number of options outstanding (in shares) | Numberofunits	392,500	392,500
Options exercisable - weighted average exercise price (per share)		$ 5.6
5.00 - 5.99 [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 5.00
5.00 - 5.99 [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 5.99
6.00 - 6.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding - weighted average remaining contractual life (in years)	1.1	1.1
Options outstanding - number of options outstanding (in shares) | Numberofunits	1,269,000	1,269,000
Options outstanding - weighted average exercise price (per share)		$ 6.34
Options exercisable - weighted average remaining contractual life (in years)	1.1	1.1
Options exercisable - number of options outstanding (in shares) | Numberofunits	1,269,000	1,269,000
Options exercisable - weighted average exercise price (per share)		$ 6.34
6.00 - 6.99 [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 6.00
6.00 - 6.99 [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 6.99
7.00 - 7.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding - weighted average remaining contractual life (in years)	0.1	0.1
Options outstanding - number of options outstanding (in shares) | Numberofunits	1,443,800	1,443,800
Options outstanding - weighted average exercise price (per share)		$ 7.65
Options exercisable - weighted average remaining contractual life (in years)	0.1	0.1
Options exercisable - number of options outstanding (in shares) | Numberofunits	1,443,800	1,443,800
Options exercisable - weighted average exercise price (per share)		$ 7.65
7.00 - 7.99 [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 7.00
7.00 - 7.99 [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 7.99
10.00 - 10.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding - weighted average remaining contractual life (in years)	0.1	0.1
Options outstanding - number of options outstanding (in shares) | Numberofunits	842,000	842,000
Options outstanding - weighted average exercise price (per share)		$ 10.02
Options exercisable - weighted average remaining contractual life (in years)	0.1	0.1
Options exercisable - number of options outstanding (in shares) | Numberofunits	842,000	842,000
Options exercisable - weighted average exercise price (per share)		$ 10.02
10.00 - 10.99 [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 10.00
10.00 - 10.99 [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (per share)	$ 10.99